Stockholders’ Equity (Details) - USD ($)						12 Months Ended
	Jun. 30, 2026	Apr. 15, 2026	Jun. 02, 2025	Dec. 02, 2024	Aug. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 30, 2026	Jan. 14, 2026	Sep. 13, 2024
Stockholders’ Equity [Line Items]
Shares authorized to issue (in Shares)						551,000,000	551,000,000			551,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred stock shares (in Shares)						1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common stock, voting rights						one
Consecutive business days				3 days
Transaction costs							$ 5,345,222
Sale of shares						$ 1,000,000
Gross proceeds of common stock						$ 5,288,755	$ 9,961,356
August 2025 Public Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of warrants (in Shares)					9,189,096
Exercise price (in Dollars per share)					$ 1.1
Expiration term					5 years	5 years
Forecast [Member]
Stockholders’ Equity [Line Items]
Commitments fee	$ 25,000	$ 50,000
Gross proceeds of common stock	$ 1,500,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to issue (in Shares)										550,000,000
Common stock, par value (in Dollars per share)										$ 0.0001
Exercise price (in Dollars per share)						$ 0.503
Common Stock [Member] | August 2025 Public Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)					$ 1	$ 1.1
Common Stock [Member] | August 2025 Public Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Issuance of shares (in Shares)					3,239,096
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares (in Shares)										1,000,000
Preferred stock, par value (in Dollars per share)										$ 0.0001
ELOC Program [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Received						$ 836,766
Issuance of shares (in Shares)						358,000
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Aggregate new issue				$ 25,000,000
Percentage of purchase price				96.50%
Weighted average stock price percentage				98.00%
Sale of shares			$ 1,250,000
Common Stock Purchase Agreement [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Sale of shares		$ 1,250,000
White Lion Capital, LLC [Member]
Stockholders’ Equity [Line Items]
Percentage of voting						4.99%
White Lion Capital, LLC [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of voting						19.99%
Transaction costs						$ 25,000
Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Commitments fee									$ 25,000
Exercise price (in Dollars per share)								$ 0.503
Subsequent Event [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares (in Shares)								1,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares (in Shares)								212,000
August 2025 Public Offering [Member]
Stockholders’ Equity [Line Items]
Aggregate new issue					$ 9,189,096
Common Stock Public Offering [Member]
Stockholders’ Equity [Line Items]
Aggregate cash gross proceeds					$ 6,000,000